Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Arcturus Therapeutics Ltd. and its subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation. These financial statements are prepared in conformity with accounting principles generally accepted in the United States (U.S. GAAP), which requires management to make estimates and assumptions regarding the valuation of certain debt and equity instruments, the equity method investment, share-based compensation, accruals for liabilities, income taxes, revenue and deferred revenue, expense accruals, and other matters that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could materially differ from those estimates.

Segment Information

Segment Information

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision-maker in making decisions regarding resource allocation and assessing performance. The Company and its chief operating decision-maker view the Company’s operations and manage its business in one operating segment which is the research and development of medical applications for the Company’s nucleic acid-focused technology.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less at the date of purchase.
Restricted Cash

Restricted cash

Restricted cash represents cash required to be set aside as security for lease payments and to maintain a letter of credit for the benefit of the landlord for the Company’s offices. At December 31, 2018 and 2017, the Company had restricted cash of $107,000 in conjunction with property leases in San Diego, California, and such restriction is expected to be removed at the end of the lease term in 2025. At December 31, 2017, the Company also had restricted cash of $166,000 in conjunction with property leases in Israel, and such restriction was lifted in 2018.

Statement of cash flows

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the consolidated balance sheets to the total of the same such amounts shown in the consolidated statement of cash flows:

	As of December 31,
(in thousands)	2018	2017
Cash and cash equivalents	$36,709	$24,965
Restricted cash	—	166
Non-current Restricted cash	107	107
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$36,816	$25,238

Short-term Bank Deposits

Short-term Bank Deposits

Short-term bank deposits (Note 4) are deposits with maturities of more than three months and up to one year when acquired. Short-term bank deposits are presented at their cost, including accrued interest and are included in the balance of short-term investments in the consolidated balance sheet.

Short-term Investments

Short-term Investments

The Company accounts for short-term investments (Note 4) in accordance with ASC No. 320, Investments- Debt and Equity Securities. Management determines the appropriate classification of its investments at the time of purchase and reevaluates such determinations at each balance sheet date.

The Company has classified all of its debt securities and certificates of deposit as available-for-sale securities. Available-for-sale securities are carried at fair value, with the unrealized gains and losses reported in accumulated other comprehensive loss in shareholders’ equity. Realized gains and losses on sales of investments are included in interest income and are derived using the specific identification method for determining the cost of securities.

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest and dividends on securities are included in interest income.

The Company recognizes an impairment charge when a decline in the fair value of its investments in debt securities below the amortized cost basis of such securities is judged to be other-than-temporarily impaired. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and if the entity has the intent to sell the security, or if it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis. The Company did not recognize any other-than-temporary impairment charges on its marketable securities during the year ended December 31, 2017.  The Company held no available-for-sale securities as of December 31, 2018.

Fair Value Measurements

Fair Value Measurements

Fair value is defined as the exit price, or the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. A hierarchy has been established for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available (Note 5).

Observable inputs are inputs market participants would use in valuing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the factors market participants would use in valuing the asset or liability developed based upon the best information available under the circumstances. The hierarchy consists of three levels. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs (other than quoted prices) that are observable for the asset or liability, either directly or indirectly. Level 3 inputs are unobservable inputs for the asset or liability. Categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Accounts Receivable

Accounts Receivable

Accounts receivable are recorded at the net invoice value and are non-interest bearing. The Company considers receivables past due based on the contractual payment terms. The Company reserves specific receivables if collectability is no longer reasonably assured. Estimates for allowances for doubtful accounts are determined based on existing contractual obligations, historical payment patterns, and individual customer circumstances. The Company reevaluates such reserves on a regular basis and adjusts its reserves as needed. Once a receivable is deemed to be uncollectible, such balance is charged against the reserve. No reserves have been recorded as of December 31, 2018 or 2017.

Concentration of Credit Risk and Significant Customers

Concentration of Credit Risk and Significant Customers

Financial instruments, which potentially subject the Company to concentrations of credit risk, consist of cash, cash equivalents and short-term investments. The Company limits its exposure to credit loss by placing its cash, cash equivalents, and investments with high credit quality financial institutions in instruments with short maturities.

There was one customer that comprised 96% of the total accounts receivable balance at December 31, 2018 and one customer that comprised the total accounts receivable balance at December 31, 2017.

For the year ended December 31, 2018, the Company’s top three customers collectively represented 80% of the Company’s total revenue. For the year ended December 31, 2017, there were three customers that collectively represented 92% of the Company’s total revenue.

Intangible Assets Held for Sale and Equity Method Investment

Intangible Assets Held for Sale and Equity Method Investment

At the end of the second quarter of 2018, the Company completed the sale of its intangible assets related to the ADAIR technology, which was accounted for as an intangible asset held for sale as of December 31, 2017. Pursuant to the asset purchase agreement for ADAIR, the Company received a 30% ownership interest in the common stock of a privately held company in consideration for the sale of the ADAIR technology. As this ownership interest is greater than 20% and one executive of the Company holds a seat on the investee’s board of directors, the Company has the ability to exercise significant influence over the operating and financial policies of this investee; therefore, the Company accounts for this investment as an equity method investment. The Company has no requirement to invest further in this private company and the ownership percentage may be diluted in the future.  The Company will account for this investment as an equity method investment until the investment no longer meets the definition of an equity method investment.

The Company accounts for its share of the earnings or losses of the investee with a reporting lag of three months beginning the third quarter of 2018, as the financial statements of the investee are not completed on a basis that is sufficient for the Company to apply the equity method on a current basis. The Company has recorded $0.3 million of its share of losses of the investee as of December 31, 2018.

Property and Equipment, net

Property and Equipment, net

Property and equipment are stated at cost, net of accumulated depreciation and amortization. The cost of property and equipment is depreciated or amortized using the straight-line method over the respective useful lives of the assets, ranging from three to five years. Leasehold improvements are amortized using the straight-line method over the shorter of the estimated useful life of the asset or the lease term. Long-lived assets, including property and equipment are reviewed for impairment whenever events or circumstances indicate that the carrying amount of these assets may not be recoverable. The determinants used for this evaluation include management’s estimate of the asset’s ability to generate positive income from operations and positive cash flow in future periods, as well as the strategic significance of the assets to the Company’s business objectives. The Company did not recognize any impairment losses for the years ended December 31, 2018 or 2017.

Comprehensive Income/Loss

Comprehensive Income/Loss

Comprehensive income/loss is defined as the change in shareholders’ equity during a period from transactions and other events and circumstances from non-owner sources. Comprehensive loss represents unrealized losses on the Company’s marketable securities. The income tax effect related to unrealized losses was immaterial for December 31, 2018 or 2017.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue when each of the following four criteria is met: (i) persuasive evidence of an arrangement exists; (ii) products are delivered or as services are rendered; (iii) the sales price is fixed or determinable; and (iv) collectability is reasonably assured.

Multiple-element arrangements may include (i) grants of licenses, or options to obtain licenses, to intellectual property, (ii) research and development services, (iii) participation on joint research or joint development committees, or (iv) manufacturing or supply services. Payments the Company may receive under these arrangements typically include one or more of the following: non-refundable upfront license fees, option exercise fees, funding of research or development efforts, amounts due upon the achievement of specified objectives, or royalties on future product sales.

Multiple-element arrangements require the separability of deliverables included in an arrangement into different units of accounting and the allocation of arrangement consideration to the units of accounting. The evaluation of multiple-element arrangements requires management to make judgments about (i) the identification of deliverables, (ii) whether such deliverables are separable from the other aspects of the contractual relationship, (iii) the estimated selling price of each deliverable, and (iv) the expected period of performance for each deliverable.

To determine the units of accounting under a multiple-element arrangement, management evaluates certain separation criteria, including whether the deliverables have stand-alone value, based on the relevant facts and circumstances for each arrangement. Management then estimates the selling price for each unit of accounting and allocates the arrangement consideration to each unit using the relative selling price method. The allocated consideration for each unit of accounting is recognized based on the method most appropriate for that unit of account and in accordance with the revenue recognition criteria detailed above.

If there are deliverables in an arrangement that are not separable from other aspects of the contractual relationship, they are treated as a combined unit of accounting, with the allocated revenue for the combined unit recognized in a manner consistent with the revenue recognition applicable to the final deliverable in the combined unit. Payments received prior to satisfying the relevant revenue recognition criteria are recorded as deferred revenue in the accompanying consolidated balance sheets and recognized as revenue when the related revenue recognition criteria are met.

Most of the collaboration agreements provide for non-refundable milestone payments. The Company recognizes revenue that is contingent upon the achievement of a substantive milestone in its entirety in the period in which the milestone is achieved. A milestone is considered substantive when the consideration payable to the Company for such milestone (i) is consistent with its performance necessary to achieve the milestone or the increase in value to the collaboration resulting from its performance, (ii) relates solely to its past performance and (iii) is reasonable relative to all of the other deliverables and payments within the arrangement. In making this assessment, management considers all facts and circumstances relevant to the arrangement, including factors such as the scientific, regulatory, commercial and other risks that must be overcome to achieve the milestone, the level of effort and investment required to achieve the milestone and whether any portion of the milestone consideration is related to future performance or deliverables.

Management periodically reviews the estimated performance periods under the collaboration agreements, which provide for non-refundable upfront payments and fees. Management adjusted the periods over which revenue was recognized when appropriate to reflect changes in assumptions relating to the estimated performance periods. In the first quarter of 2019, the Company will adopt new accounting guidance that will change future patterns of revenue recognition.

The Company records revenues related to the reimbursement of costs incurred under the collaboration agreements where it acts as a principal, controls the research or development activities and bears credit risk. Under its collaboration agreements, the Company is reimbursed for associated out-of-pocket costs and for a certain amounts of full-time equivalent, or FTE, costs based on an agreed-upon FTE rate. The gross amount of these pass-through reimbursed costs is reported as revenue in the accompanying consolidated statements of operations and comprehensive loss, while the actual expenses for which the Company is reimbursed are reflected as research and development costs.

Research and Development Costs, net

Research and Development Costs, net

Research and development costs are expensed as incurred. These expenses result from the Company’s independent research and development efforts as well as efforts associated with collaboration arrangements. Research and development costs include salaries and personnel-related costs, consulting fees, fees paid for contract research and manufacturing services, the costs of laboratory supplies, equipment and facilities and other external costs are shown net of any grants.

Share-Based Compensation

Share-Based Compensation

The Company recognizes share-based compensation for equity awards granted to employees, officers, and directors as an expense on the statements of operations. Share-based compensation is recognized over the requisite service period of the individual awards using the straight-line attribution method, which generally equals the vesting period. Share options have a ten-year life and generally vest 25% on the first anniversary of the grant and in 1/48th equal installments on each monthly anniversary thereafter, such that options are fully vested on the four-year anniversary of the date of grant.

The fair value of share options is estimated using a Black-Scholes valuation model on the date of grant. This method requires certain assumptions be used as inputs, such as the fair value of the underlying common shares, expected term of the option before exercise, expected volatility of the Company’s Ordinary Shares, expected dividend yield, and a risk-free interest rate. The Company has limited historical share option activity and therefore estimates the expected term of share options granted using the simplified method, which represents the average of the contractual term of the share option and its weighted-average vesting period. The expected volatility of share options is based upon the historical volatility of a peer group of publicly traded companies. The Company has not declared or paid any dividends and do not currently expect to do so in the foreseeable future. The risk-free interest rates used are based on the implied yield currently available in United States Treasury securities at maturity with a term equivalent to the expected term of the share options. The effect of forfeited awards is recorded when the forfeiture occurs.

Share-based awards granted to non-employees are remeasured at each reporting date and compensation costs are recognized as services are rendered, generally on a straight-line basis. The Company believes that the fair value of these awards is more reliably measurable than the fair value of the services rendered.  There were no share-based awards granted to non-employees during 2018 and 2017.

Ordinary Shares Valuation

Ordinary Shares Valuation

Prior to the merger and due to the absence of an active market for the Company’s ordinary shares, the Company utilized third-party valuations which utilized methodologies in accordance with the framework of the American Institute of Certified Public Accountants Technical Practice Aid, Valuation of Privately-Held Company Equity Securities Issued as Compensation, to estimate the fair value of its Ordinary Shares.

Income Tax Expense

Income Tax Expense

Income taxes are accounted for using an asset and liability approach that requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the financial reporting basis and the tax basis of the Company’s assets and liabilities at the applicable tax rates, along with net operating loss and tax credit carryovers. The Company records a valuation allowance against its deferred tax assets to reduce the net carrying value to an amount that it believes is more likely than not to be realized. Management has considered estimated taxable income and ongoing prudent and feasible tax planning strategies in assessing the amount of the valuation allowance. Based upon the weight of available evidence, which includes the Company’s historical operating performance and limited potential to utilize tax credit carryforwards, the Company has determined that total deferred tax assets should be fully offset by a valuation allowance. When the Company establishes or reduces the valuation allowance against its deferred tax assets, its provision for income taxes will increase or decrease, respectively, in the period such determination is made.

The Company is required to file federal and state income tax returns in the United States and various other state jurisdictions. The Company also files income tax returns in the foreign countries in which it operates. The preparation of these income tax returns requires the Company to interpret the applicable tax laws and regulations in effect in such jurisdictions, which could affect the amount of tax paid by the Company.

Additionally, the Company follows an accounting standard addressing the accounting for uncertainty in income taxes that prescribes rules for recognition, measurement, and classification in the consolidated financial statements of tax positions taken or expected to be taken in a tax return.

The Tax Cuts and Jobs Act (the Act) was enacted on December 22, 2017 resulting in significant modifications to existing law. The Company follows the guidance of Staff Accounting Bulletin (SAB) 118, which provides additional clarification regarding the application of ASC 740 in situations where the Company does not have the necessary information available, prepared or analyzed in reasonable detail to complete the accounting for certain income tax effects of the Act for the reporting period in which the Act was enacted. SAB 118 provides for a measurement period beginning in the reporting period that includes the Act’s enactment and ending when the Company has obtained, prepared and analyzed the information needed in order to complete the accounting requirements, but in no circumstances should the measurement period extend beyond one year from the enactment date.

The Company has completed its analysis of the Act’s income tax effects. In total, the Company recorded $2.4 million related to the remeasurement of deferred tax assets which was fully offset by a corresponding decrease in the valuation allowance.

Net Loss per Share

Net Loss per Share

Basic net loss per share is calculated by dividing the net loss by the weighted-average number of ordinary shares outstanding for the period, without consideration for ordinary share equivalents. Diluted net loss per share is calculated by dividing the net loss by the weighted-average number of ordinary shares and dilutive ordinary share equivalents outstanding for the period determined using the treasury-stock method. Dilutive ordinary shares for the year ended December 31, 2018 are comprised of share options. For the year ended December 31, 2017, dilutive ordinary shares are comprised of options, convertible preferred stock, convertible notes, and warrants.

No dividends were declared or paid during the reported periods.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (FASB) amended the existing Accounting Standards Update (ASU) for revenue recognition No. 2014-09, Revenue from Contracts with Customers (Topic 606), which outlines a comprehensive revenue recognition model and supersedes most current revenue recognition guidance. ASU 2014-09 outlines a five-step process for revenue recognition that focuses on transfer of control, as opposed to transfer of risk and rewards, and also requires enhanced disclosures regarding the nature, amount, timing and uncertainty of revenues and cash flows from contracts with customers. Major provisions include determining which goods and services are distinct and require separate accounting (performance obligations), how variable consideration (which may include change orders and claims) is recognized, whether revenue should be recognized at a point in time or over time and ensuring the time value of money is considered in the transaction price.

The FASB subsequently issued amendments to ASU No. 2014-09 that have the same effective date and transition date. These new standards will become effective for the Company on January 1, 2019. The Company will implement the new guidance using the modified retrospective approach. The Company has performed a review of these new standards as compared to its current accounting policies for collaborative relationships. The Company is evaluating the impact of the new standard on historical revenue recorded for its collaboration agreements. This ongoing evaluation is dependent upon the resolution of certain questions relating to the application of the new revenue recognition guidance for collaboration agreements which will ultimately determine the impact, if any, the adoption of this standard may have on the consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases, which outlines a comprehensive lease accounting model and supersedes the current lease guidance. The new accounting standard requires lessees to recognize lease liabilities and corresponding right-of-use assets for all leases with lease terms of greater than twelve months. It also changes the definition of a lease and expands the disclosure requirements of lease arrangements. The new accounting standard must be adopted using the modified retrospective approach and is effective for entities for annual reporting periods beginning after December 15, 2018, with early adoption permitted.

In July 2018, the FASB issued ASU 2018-11, Leases (Topic 842): Targeted Improvements, provides entities an optional transition method to apply the new guidance as of the adoption date, rather than as of the earliest period presented. In transition, entities may also elect a package of practical expedients that must be applied in its entirety to all leases commencing before the effective date, unless the lease modified, to not reassess (a) the existence of a lease, (b) lease classification or (c) determination of initial direct costs, which effectively allows entities to carryforward accounting conclusions under previous U.S. GAAP. The Company will adopt the standard on January 1, 2019, using the optional transition method to apply the new guidance as of January 1, 2019, rather than as of the earliest period presented, and elect the package of practical expedients described above.

The Company expects Topic 842 will have a material effect on its consolidated balance sheet. However, the Company does not expect Topic 842 will have a material effect on its consolidated statements of operations and comprehensive loss or consolidated statements of cash flows. While the Company continues to assess all of the effects of adoption, the most significant effects relate to (1) the recognition of right-of-use (ROU) assets and lease liabilities within a range of approximately approximately $5.5 million to $6.45 million using an assumed incremental borrowing rate of 8.4%, primarily resulting from leases of office and laboratory space; (2) the derecognition of deferred rent of approximately $0.5 million for certain lease incentives received; and (3) significant new disclosure requirements.

In June 2018, the FASB issued ASU No. 2018-07, Compensation – Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting, which amends the FASB Accounting Standards Codification in order to simplify the accounting for share-based payments granted to nonemployees for goods and services. Under the ASU, most of the guidance on such payments to nonemployees will be aligned with the requirements for share-based payments granted to employees. The guidance mandates the modified retrospective approach and is effective for annual and interim reporting periods beginning after December 31, 2018, with early adoption permitted. The Company plans to adopt this guidance in the first quarter of 2019 and does not expect adoption will have a material impact on the Company’s consolidated financial statements.

Recently Adopted Accounting Pronouncements

Effective January 1, 2017, the Company adopted ASU No. 2017-09 Compensation – Stock Compensation (Topic 718): Scope of Modification Accounting (ASU No. 2017-09). ASU No. 2017-09 provides guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting. The Company’s adoption of ASU No. 2017-09 had no impact on the Company’s statements of financial position or results of operations and comprehensive loss.

In November 2016, the FASB issued ASU 2016-18, Restricted Cash, which requires entities to show the changes in the total of cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. As a result, entities will no longer present transfers between cash and cash equivalents and restricted cash and restricted cash equivalents in the statement of cash flows. This update is effective for annual periods beginning after December 15, 2017, and interim periods within those fiscal years with early adoption permitted. The Company adopted this pronouncement retrospectively effective in the December 31, 2017 consolidated financial statements. There was no effect on previously reported balances as a result of adoption of the standard.

In January 2017, the FASB issued ASU 2017-01, Business Combinations (Topic 805): “Clarifying the Definition of a Business” which clarifies the definition of a business and affects all companies and other reporting organizations that must determine whether they have acquired or sold a business. The amendments are intended to assist with the evaluation of whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The guidance is effective for the Company for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years and should be applied prospectively as of the beginning of the period of adoption. Early adoption is permitted under certain circumstances. The Company adopted ASU 2017-01 as of January 1, 2017 and the adoption did not have an impact on the Company’s accounting and disclosures.